Segment Reporting Net Sales (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting
Net sales	$ 844.4	$ 1,017.4	$ 1,005.7	$ 700.0	$ 973.8	$ 1,168.0	$ 1,188.5	$ 816.0	$ 3,567.5	$ 4,146.3	$ 4,206.1
Maximum Percentage of Sales Accounted for by Single Customer									10.00%
Unaffiliated Customers
Segment Reporting
Net sales									$ 3,567.5	4,146.3	4,206.1
Europe [Member]
Segment Reporting
Net sales									1,914.9	2,200.3	2,128.3
Canada
Segment Reporting
Net sales									1,511.5	1,793.9	1,943.8
Canada | Unaffiliated Customers
Segment Reporting
Net sales									1,421.1	1,699.9	1,839.8
United States and its territories | Unaffiliated Customers
Segment Reporting
Net sales									94.1	98.1	105.2
United Kingdom | Unaffiliated Customers
Segment Reporting
Net sales									1,224.6	1,391.5	1,261.6
Other foreign countries | Unaffiliated Customers
Segment Reporting
Net sales									$ 827.7	$ 956.8	$ 999.5